Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-term debt
end of	2017	2016
Long-term debt (CHF million)
Senior	148,542	168,601
Subordinated	23,627	22,955
Non-recourse liabilities from consolidated VIEs	863	1,759
Long-term debt	173,032	193,315
of which reported at fair value	63,628	72,868
of which structured notes	51,465	59,544

Schedule of Structured notes	Structured notes by product
end of	2017	2016
Structured notes (CHF million)
Equity	32,059	35,980
Fixed income	14,471	16,395
Credit	4,678	5,713
Other	257	1,456
Total structured notes	51,465	59,544

Long-term debt by maturities
Long-term debt by maturities
end of			2018			2019			2020			2021			2022			Thereafter	Total
Group parent company (CHF million)
Senior debt
Fixed rate			0			0			0			0			0			7,587	7,587
Variable rate			0			2,700			0			0			970			979	4,649
Interest rate (range in %) [1]			–			0.2			–			–			1.9	0.6	–	4.3	–
Subordinated debt
Fixed rate			290			0			0			0			1,576			5,255	7,121
Interest rates (range in %) [1]			6.0			–			–			–			7.1	3.9	–	7.5	–
Subtotal – Group parent company			290			2,700			0			0			2,546			13,821	19,357
Subsidiaries (CHF million)
Senior debt
Fixed rate			9,752			16,272			9,210			7,669			8,264			26,378	77,545
Variable rate			13,362			6,522			7,107			6,434			4,525			20,811	58,761
Interest rates (range in %) [1]	0.1	–	8.5	0.1	–	7.5	0.1	–	7.2	0.1	–	7.2	0.1	–	8.2	0.1	–	7.1	–
Subordinated debt
Fixed rate			10,038			0			1,837			0			111			4,316	16,302
Variable rate			0			201			0			0			3			0	204
Interest rates (range in %) [1]	4.9	–	13.3			1.6	3.4	–	7.0			–			7.6	5.7	–	8.0	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			244			344			0			27			5			0	620
Variable rate			71			0			0			1			0			171	243
Interest rates (range in %) [1]			2.8	2.9	–	3.0			–	9.3	–	10.3			0.0	0.6	–	10.7	–
Subtotal – Subsidiaries			33,467			23,339			18,154			14,131			12,908			51,676	153,675
Total long-term debt			33,757			26,039			18,154			14,131			15,454			65,497	173,032
of which structured notes			9,992			7,339			6,385			3,863			3,956			19,930	51,465
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 3.1 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.

Bank
Long-term debt
end of	2017	2016
Long-term debt (CHF million)
Senior	148,568	168,601
Subordinated	22,611	22,135
Non-recourse liabilities from consolidated VIEs	863	1,759
Long-term debt	172,042	192,495
of which reported at fair value	62,622	71,970
of which structured notes	51,465	59,544

Schedule of Structured notes	Structured notes by product
end of	2017	2016
Structured notes (CHF million)
Equity	32,059	35,980
Fixed income	14,471	16,395
Credit	4,678	5,713
Other	257	1,456
Total structured notes	51,465	59,544

Long-term debt by maturities
Long-term debt by maturities
end of			2018			2019			2020			2021			2022			Thereafter	Total
Long-term debt (CHF million)
Senior debt
Fixed rate			9,752			16,277			9,210			7,691			8,265			34,455	85,650
Variable rate			13,362			9,222			7,107			6,434			5,500			21,293	62,918
Interest rates (range in %) [1]	0.1	–	8.5	0.1	–	7.5	0.1	–	7.2	0.1	–	7.2	0.1	–	8.2	0.1	–	7.1	–
Subordinated debt
Fixed rate			10,328			0			1,837			0			1,687			8,555	22,407
Variable rate			0			201			0			0			3			0	204
Interest rates (range in %) [1]	4.9	–	13.3			1.6	3.4	–	7.0			0.0	7.1	–	7.6	3.9	–	8.0	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			244			344			0			27			5			0	620
Variable rate			71			0			0			1			0			171	243
Interest rates (range in %) [1]			2.8	2.9	–	3.0			–	9.3	–	10.3			0.0	0.6	–	10.7	–
Total long-term debt			33,757			26,044			18,154			14,153			15,460			64,474	172,042
of which structured notes			9,992			7,339			6,385			3,863			3,956			19,930	51,465
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 3.1 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.